Pension and Other Postretirement Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Employee Benefit Plans [Abstract]
Pension and Other Postretirement Employee Benefit Plans
Note 9 – Pension and other postretirement employee benefit plans
The Firm’s defined benefit pension plans and its other postretirement employee benefit (“OPEB”) plans (collectively the “Plans”) are accounted for in accordance with U.S. GAAP for retirement benefits.
Defined benefit pension plans
The Firm has a qualified noncontributory U.S. defined benefit pension plan that provides benefits to substantially all U.S. employees. The U.S. plan employs a cash balance formula in the form of pay and interest credits to determine the benefits to be provided at retirement, based on eligible compensation and years of service. Employees begin to accrue plan benefits after completing one year of service, and benefits generally vest after three years of service. In November 2009, the Firm announced certain changes to the pay credit schedule and amount of eligible compensation recognized under the U.S. plan effective February 1, 2010. The Firm also offers benefits through defined benefit pension plans to qualifying employees in certain non-U.S. locations based on factors such as eligible compensation, age and/or years of service.
It is the Firm’s policy to fund the pension plans in amounts sufficient to meet the requirements under applicable laws. On January 15, 2009, and August 28, 2009, the Firm made discretionary cash contributions to its U.S. defined benefit pension plan of $1.3 billion and $1.5 billion, respectively. The amount of potential 2011 contributions to the U.S. defined benefit pension plans, if any, is not determinable at this time. The expected amount of 2011 contributions to the non-U.S. defined benefit pension plans is $166 million of which $154 million is contractually required.
JPMorgan Chase also has a number of defined benefit pension plans not subject to Title IV of the Employee Retirement Income Security Act. The most significant of these plans is the Excess Retirement Plan, pursuant to which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by law under a qualified plan. The Firm announced that, effective May 1, 2009, pay credits would no longer be provided on compensation amounts above the maximum stipulated by law. The Excess Retirement Plan had an unfunded projected benefit obligation in the amount of $266 million and $267 million, at December 31, 2010 and 2009, respectively.
Defined contribution plans
JPMorgan Chase currently provides two qualified defined contribution plans in the U.S. and other similar arrangements in certain non-U.S. locations, all of which are administered in accordance with applicable local laws and regulations. The most significant of these plans is The JPMorgan Chase 401(k) Savings Plan (the “401(k) Savings Plan”), which covers substantially all U.S. employees. The 401(k) Savings Plan allows employees to make pretax and Roth 401(k) contributions to tax-deferred investment portfolios. The JPMorgan Chase Common Stock Fund, which is an investment option under the 401(k) Savings Plan, is a nonleveraged employee stock ownership plan.
The Firm matched eligible employee contributions up to 5% of benefits-eligible compensation (e.g., base pay) on a per pay period basis through April 30, 2009, and then amended the plan to provide that thereafter matching contributions would be made annually. Employees begin to receive matching contributions after completing a one-year-of-service requirement. Employees with total annual cash compensation of $250,000 or more are not eligible for matching contributions. Matching contributions are immediately vested for employees hired before May 1, 2009, and will vest after three years of service for employees hired on or after May 1, 2009. The 401(k) Savings Plan also permits discretionary profit-sharing contributions by participating companies for certain employees, subject to a specified vesting schedule.
Effective August 10, 2009, JPMorgan Chase Bank, N.A. became the sponsor of the WaMu Savings Plan and that plan's assets were merged into the 401(k) Savings Plan effective March 31, 2010.
OPEB plans
JPMorgan Chase offers postretirement medical and life insurance benefits to certain retirees and postretirement medical benefits to qualifying U.S. employees. These benefits vary with length of service and date of hire and provide for limits on the Firm’s share of covered medical benefits. The medical and life insurance benefits are both contributory. Postretirement medical benefits also are offered to qualifying U.K. employees.
JPMorgan Chase’s U.S. OPEB obligation is funded with corporate-owned life insurance (“COLI”) purchased on the lives of eligible employees and retirees. While the Firm owns the COLI policies, COLI proceeds (death benefits, withdrawals and other distributions) may be used only to reimburse the Firm for its net postretirement benefit claim payments and related administrative expense. The U.K. OPEB plan is unfunded.

The following table presents the changes in benefit obligations and plan assets and funded status amounts reported on the Consolidated Balance Sheets for the Firm’s U.S. and non-U.S. defined benefit pension and OPEB plans.

	Defined benefit pension plans
As of or for the year ended December 31,	U.S.				Non-U.S.			OPEB plans(f)
(in millions)	2010		2009		2010		2009	2010	2009

Change in benefit obligation
Benefit obligation, beginning of year	$(7,977)		$(7,796)		$(2,536)		$(2,007)	$(1,025)	$(1,095)
Benefits earned during the year	(230)		(313)		(30)		(30)	(2)	(3)
Interest cost on benefit obligations	(468)		(514)		(128)		(122)	(55)	(64)
Plan amendments	—		384		10		1	—	—
Business combinations	—		(4	)(b)	(12	)(b)	—	—	(40	)(b)
Employee contributions	NA		NA		(4)		(3)	(70)	(64)
Net gain/(loss)	(249)		(408)		(71)		(287)	13	101
Benefits paid	604		674		96		95	168	160
Expected Medicare Part D subsidy receipts	NA		NA		NA		NA	(10)	(9)
Curtailments	—		—		—		1	—	(7)
Settlements	—		—		5		4	—	—
Special termination benefits	—		—		(1)		(1)	—	—
Foreign exchange impact and other	—		—		71		(187)	1	(4)

Benefit obligation, end of year	$(8,320)		$(7,977)		$(2,600)		$(2,536)	$(980)	$(1,025)

Change in plan assets
Fair value of plan assets, beginning of year	$10,218		$6,948		$2,432		$2,008	$1,269	$1,126
Actual return on plan assets	1,179		1,145		228		218	137	172
Firm contributions	35		2,799		157		115	3	2
Employee contributions	—		—		4		3	—	—
Benefits paid	(604)		(674)		(96)		(95)	(28)	(31)
Settlements	—		—		(5)		(4)	—	—
Foreign exchange impact and other	—		—		(73)		187	—	—

Fair value of plan assets, end of year	$10,828	(c)(d)	$10,218	(c)(d)	$2,647	(d)	$2,432 (d)	$1,381	$1,269

Funded/(unfunded) status(a)	$2,508	(e)	$2,241	(e)	$47		$(104)	$401	$244

Accumulated benefit obligation, end of year	$(8,271)		$(7,964)		$(2,576)		$(2,510)	NA	NA

(a)	Represents overfunded plans with an aggregate balance of $3.5 billion and $3.0 billion at December 31, 2010 and 2009, respectively, and underfunded plans with an aggregate balance of $561 million and $623 million at December 31, 2010 and 2009, respectively.

(b)	Represents change resulting from RBS Sempra Commodities business in 2010 and from the Washington Mutual plan in 2009.

(c)	At December 31, 2010 and 2009, approximately $385 million and $332 million, respectively, of U.S. plan assets included participation rights under participating annuity contracts.

(d)	At December 31, 2010 and 2009, defined benefit pension plan amounts not measured at fair value include $52 million and $82 million, respectively, of accrued receivables, and $187 million and $189 million, respectively, of accrued liabilities, for U.S. plans; and $9 million and $8 million, respectively, of accrued receivables for non-U.S. plans.

(e)	Does not include any amounts attributable to the Washington Mutual Qualified Pension plan. The disposition of this plan remained subject to litigation and was not determinable.

(f)	Includes an unfunded accumulated postretirement benefit obligation of $36 million and $29 million at December 31, 2010 and 2009, respectively, for the U.K. plan.
Gains and losses
For the Firm’s defined benefit pension plans, fair value is used to determine the expected return on plan assets. For the Firm’s OPEB plans, a calculated value that recognizes changes in fair value over a five-year period is used to determine the expected return on plan assets. Amortization of net gains and losses is included in annual net periodic benefit cost if, as of the beginning of the year, the net gain or loss exceeds 10% of the greater of the projected benefit obligation or the fair value of the plan assets. Any excess, as well as prior service costs, are amortized over the average future service period of defined benefit pension plan participants, which for the U.S. defined benefit pension plan is currently nine years. For OPEB plans, any excess net gains and losses also are amortized over the average future service period, which is currently five years; however, prior service costs are amortized over the average years of service remaining to full eligibility age, which is currently three years.

The following table presents pretax pension and OPEB amounts recorded in AOCI.

	Defined benefit pension plans
December 31,	U.S.		Non-U.S.		OPEB plans
(in millions)	2010	2009	2010	2009	2010	2009

Net gain/(loss)	$(2,627)	$(3,039)	$(566)	$(666)	$(119)	$(171)
Prior service credit/(cost)	321	364	13	3	9	22

Accumulated other comprehensive income/ (loss), pretax, end of year	$(2,306)	$(2,675)	$(553)	$(663)	$(110)	$(149)

The following table presents the components of net periodic benefit costs reported in the Consolidated Statements of Income and other comprehensive income for the Firm’s U.S. and non-U.S. defined benefit pension, defined contribution and OPEB plans.

	Pension plans
	U.S.			Non-U.S.			OPEB plans
Year ended December 31, (in millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008

Components of net periodic benefit cost
Benefits earned during the year	$230	$313	$278	$31	$28	$29	$2	$3	$5
Interest cost on benefit obligations	468	514	488	128	122	142	55	65	74
Expected return on plan assets	(742)	(585)	(719)	(126)	(115)	(152)	(96)	(97)	(98)
Amortization:
Net loss	225	304	—	56	44	25	(1)	—	—
Prior service cost/(credit)	(43)	4	4	(1)	—	—	(13)	(14)	(16)
Curtailment (gain)/loss	—	1	1	—	—	—	—	5	4
Settlement (gain)/loss	—	—	—	1	1	—	—	—	—
Special termination benefits	—	—	—	1	1	3	—	—	—

Net periodic benefit cost	138	551	52	90	81	47	(53)	(38)	(31)
Other defined benefit pension plans(a)	14	15	11	11	12	14	NA	NA	NA

Total defined benefit plans	152	566	63	101	93	61	(53)	(38)	(31)
Total defined contribution plans	332	359	263	251	226	286	NA	NA	NA

Total pension and OPEB cost included in compensation expense	$484	$925	$326	$352	$319	$347	$(53)	$(38)	$(31)

Changes in plan assets and benefit obligations recognized in other comprehensive income
Net (gain)/loss arising during the year	$(187)	$(168)	$3,243	$(21)	$183	$235	$(54)	$(176)	$248
Prior service credit arising during the year	—	(384)	—	(10)	(1)	—	—	—	—
Amortization of net loss	(225)	(304)	—	(56)	(44)	(27)	1	—	—
Amortization of prior service (cost)/credit	43	(6)	(5)	1	—	—	13	15	15
Curtailment (gain)/loss	—	—	—	—	—	—	—	2	3
Settlement loss/(gain)	—	—	—	(1)	(1)	—	—	—	—
Foreign exchange impact and other	—	18	—	(23)	36	(150)	1	(1)	3

Total recognized in other comprehensive income	(369)	(844)	3,238	(110)	173	58	(39)	(160)	269

Total recognized in net periodic benefit cost and other comprehensive income	$(231)	$(293)	$3,290	$(20)	$254	$105	$(92)	$(198)	$238

(a)	Includes various defined benefit pension plans, which are individually immaterial.
The estimated pretax amounts that will be amortized from AOCI into net periodic benefit cost in 2011 are as follows.

	Defined benefit pension plans		OPEB plans
(in millions)	U.S.	Non-U.S.	U.S.	Non-U.S.

Net loss	$168	$44	$—	$—
Prior service cost/(credit)	(43)	(1)	(8)	—

Total	$125	$43	$(8)	$—

The following table presents the actual rate of return on plan assets for the U.S. and non-U.S. defined benefit pension and OPEB plans.

	U.S.			Non-U.S.
December 31,	2010	2009	2008	2010	2009	2008

Actual rate of return:
Defined benefit pension plans	12.23%	13.78%	(25.17)%	0.77-10.65%	3.17-22.43%	(21.58)-5.06%
OPEB plans	11.23	15.93	(17.89)	NA	NA	NA

Plan assumptions
JPMorgan Chase’s expected long-term rate of return for U.S. defined benefit pension and OPEB plan assets is a blended average of the investment advisor’s projected long-term (10 years or more) returns for the various asset classes, weighted by the asset allocation. Returns on asset classes are developed using a forward-looking building-block approach and are not strictly based on historical returns. Equity returns are generally developed as the sum of inflation, expected real earnings growth and expected long-term dividend yield. Bond returns are generally developed as the sum of inflation, real bond yield and risk spread (as appropriate), adjusted for the expected effect on returns from changing yields. Other asset-class returns are derived from their relationship to the equity and bond markets. Consideration is also given to current market conditions and the short-term portfolio mix of each plan; as a result, in 2010 the Firm generally maintained the same expected return on assets as in the prior year.
For the U.K. defined benefit pension plans, which represent the most significant of the non-U.S. defined benefit pension plans, procedures similar to those in the U.S. are used to develop the expected long-term rate of return on defined benefit pension plan assets, taking into consideration local market conditions and the specific allocation of plan assets. The expected long-term rate of return on U.K. plan assets is an average of projected long-term returns for each asset class. The return on equities has been selected by reference to the yield on long-term U.K. government bonds plus an equity risk premium above the risk-free rate. The return on “AA”-rated long-term corporate bonds has been taken as the average yield on such bonds.
The discount rate used in determining the benefit obligation under the U.S. defined benefit pension and OPEB plans was selected by reference to the yields on portfolios of bonds with maturity dates and coupons that closely match each of the plan’s projected cash flows; such portfolios are derived from a broad-based universe of high-quality corporate bonds as of the measurement date. In years in which these hypothetical bond portfolios generate excess cash, such excess is assumed to be reinvested at the one-year forward rates implied by the Citigroup Pension Discount Curve published as of the measurement date. The discount rate for the U.K. defined benefit pension and OPEB plans represents a rate implied from the yield curve of the year-end iBoxx £ corporate “AA” 15-year-plus bond index.
The following tables present the weighted-average annualized actuarial assumptions for the projected and accumulated postretirement benefit obligations, and the components of net periodic benefit costs, for the Firm’s U.S. and non-U.S. defined benefit pension and OPEB plans, as of and for the periods indicated.
Weighted-average assumptions used to determine benefit obligations

	U.S.		Non-U.S.
December 31,	2010	2009	2010	2009

Discount rate:
Defined benefit pension plans	5.50%	6.00%	1.60-5.50%	2.00-5.70%
OPEB plans	5.50	6.00	5.50	5.70
Rate of compensation increase	4.00	4.00	3.00-4.50	3.00-4.50
Health care cost trend rate:
Assumed for next year	7.00	7.75	6.50	5.40
Ultimate	5.00	5.00	6.00	4.50
Year when rate will reach ultimate	2017	2014	2015	2014

Weighted-average assumptions used to determine net periodic benefit costs

	U.S.			Non-U.S.
Year ended December 31,	2010	2009	2008	2010	2009	2008

Discount rate:
Defined benefit pension plans	6.00%	6.65%	6.60%	2.00-5.70%	2.00-6.20%	2.25-5.80%
OPEB plans	6.00	6.70	6.60	5.70	6.20	5.80
Expected long-term rate of return on plan assets:
Defined benefit pension plans	7.50	7.50	7.50	2.40-6.20	2.50-6.90	3.25-5.75
OPEB plans	7.00	7.00	7.00	NA	NA	NA
Rate of compensation increase	4.00	4.00	4.00	3.00-4.50	3.00-4.00	3.00-4.25
Health care cost trend rate:
Assumed for next year	7.75	8.50	9.25	5.40	7.00	5.75
Ultimate	5.00	5.00	5.00	4.50	5.50	4.00
Year when rate will reach ultimate	2014	2014	2014	2014	2012	2010

The following table presents the effect of a one-percentage-point change in the assumed health care cost trend rate on JPMorgan Chase’s total service and interest cost and accumulated postretirement benefit obligation.

	1-Percentage-	1-Percentage-
Year ended December 31, 2010	point	point
(in millions)	increase	decrease

Effect on total service and interest cost	$2	$(2)
Effect on accumulated postretirement benefit obligation	36	(31)

At December 31, 2010, the Firm decreased the discount rates used to determine its benefit obligations for the U.S. defined benefit pension and OPEB plans in light of current market interest rates, which will result in an increase in expense of approximately $21 million for 2011. The 2011 expected long-term rate of return on U.S. defined benefit pension plan assets and U.S. OPEB plan assets are 7.50% and 6.25%, respectively, as compared to 7.50% and 7.00% in 2010. The initial health care benefit obligation trend assumption declined from 7.75% in 2010 to 7.00% in 2011. The ultimate health care trend assumption will remain at 5.00% in 2011, but the year to ultimate was adjusted from 2014 to 2017. As of December 31, 2010, the interest crediting rate assumption and the assumed rate of compensation increase remained at 5.25% and 4.00%, respectively.
JPMorgan Chase’s U.S. defined benefit pension and OPEB plan expense is sensitive to the expected long-term rate of return on plan assets and the discount rate. With all other assumptions held constant, a 25-basis point decline in the expected long-term rate of return on U.S. plan assets would result in an increase of approximately an aggregate $30 million in 2011 U.S. defined benefit pension and OPEB plan expense. A 25-basis point decline in the discount rate for the U.S. plans would result in an increase in 2011 U.S. defined benefit pension and OPEB plan expense of approximately an aggregate $11 million and an increase in the related benefit obligations of approximately an aggregate $169 million. A 25-basis point increase in the interest crediting rate for the U.S. defined benefit pension plan would result in an increase in 2011 U.S. defined benefit pension expense of approximately $19 million and an increase in the related projected benefit obligations of approximately $76 million. A 25-basis point decline in the discount rates for the non-U.S. plans would result in an increase in the 2011 non-U.S. defined benefit pension plan expense of approximately $11 million.
Investment strategy and asset allocation
The Firm’s U.S. defined benefit pension plan assets are held in trust and are invested in a well-diversified portfolio of equity and fixed income securities, real estate, cash and cash equivalents, and alternative investments (e.g., hedge funds, private equity funds, and real estate funds). Non-U.S. defined benefit pension plan assets are held in various trusts and are also invested in well-diversified portfolios of equity, fixed income and other securities. Assets of the Firm’s COLI policies, which are used to partially fund the U.S. OPEB plan, are held in separate accounts with an insurance company and are invested in equity and fixed income index funds.
The investment policy for the Firm’s U.S. defined benefit pension plan assets is to optimize the risk-return relationship as appropriate to the needs and goals using a global portfolio of various asset classes diversified by market segment, economic sector, and issuer. Periodically the Firm performs a comprehensive analysis on the U.S. defined benefit pension plan asset allocations, incorporating projected asset and liability data, which focuses on the short-and long-term impact of the asset allocation on cumulative pension expense, economic cost, present value of contributions and funded status. Currently, approved asset allocation ranges are: U.S. equity 15–35%, international equity 15–25%, debt securities 10–30%, hedge funds 10–30%, real estate 5–20%, and private equity 5–20%. Asset allocations are not managed to a specific target but seek to shift asset class allocations within these stated ranges. Assets are managed by a combination of internal and external investment managers. Asset allocation decisions also incorporate the economic outlook and anticipated implications of the macroeconomic environment on the various asset classes and managers. Maintaining an appropriate level of liquidity, which takes into consideration forecasted requirements for cash is a major consideration in the asset allocation process. The Firm regularly reviews the asset allocations and all factors that continuously impact the portfolio, which is rebalanced when deemed necessary.
For the U.K. defined benefit pension plans, which represent the most significant of the non-U.S. defined benefit pension plans, the assets are invested to maximize returns subject to an appropriate level of risk relative to the plans’ liabilities. In order to reduce the volatility in returns relative to the plan’s liability profiles, the U.K. defined benefit pension plans’ largest asset allocations are to debt securities of appropriate durations. Other assets, mainly equity securities, are then invested for capital appreciation, to provide long-term investment growth. Similar to the U.S. defined benefit pension plan, asset allocations for the U.K. plans are reviewed and rebalanced on a regular basis.
Investments held by the Plans include financial instruments which are exposed to various risks such as interest rate, market and credit risks. Exposure to a concentration of credit risk is mitigated by the broad diversification of both U.S. and non-U.S. investment instruments. Additionally, the investments in each of the common/ collective trust funds and registered investment companies are further diversified into various financial instruments. As of December 31, 2010, assets held by the Firm’s U.S. and non-U.S. defined benefit pension and OPEB plans do not include JPMorgan Chase common stock, except in connection with investments in third-party stock-index funds. The plans hold investments in funds that are sponsored or managed by affiliates of JPMorgan Chase in the amount of $1.7 billion and $1.6 billion for U.S. plans and $155 million and $474 million for non-U.S. plans, as of December 31, 2010 and 2009, respectively.

The following table presents the weighted-average asset allocation of the fair values of total plan assets at December 31 for the years indicated, as well as the respective approved range/target allocation by asset category, for the Firm’s U.S. and non-U.S. defined benefit pension and OPEB plans.

	Defined benefit pension plans
	U.S.			Non-U.S.			OPEB plans(c)
	Target	% of plan assets		Target	% of plan assets		Target	% of plan assets
December 31,	Allocation	2010	2009	Allocation	2010	2009	Allocation	2010	2009

Asset category
Debt securities(a)	10-30%	29%	29%	72%	71%	75%	50%	50%	50%
Equity securities	25-60	40	40	26	28	23	50	50	50
Real estate	5-20	4	4	1	—	1	—	—	—
Alternatives(b)	15-50	27	27	1	1	1	—	—	—

Total	100%	100%	100%	100%	100%	100%	100%	100%	100%

(a)	Debt securities primarily include corporate debt, U.S. federal, state, local and non-U.S. government, and mortgage-backed securities.

(b)	Alternatives primarily include limited partnerships.

(c)	Represents the U.S. OPEB plan only, as the U.K. OPEB plan is unfunded.
Fair value measurement of the plans’ assets and liabilities
The following details the instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy, as described in Note 3 on pages 170–187 of this Annual Report.
Cash and cash equivalents
Cash and cash equivalents includes currency on hand, demand deposits with banks or other financial institutions, and any short-term, highly liquid investments readily convertible into cash (i.e., investments with original maturities of three months or less). Due to the highly liquid nature of these assets, they are classified within level 1 of the valuation hierarchy.
Equity securities
Common and preferred stocks are valued at the closing price reported on the major market on which the individual securities are traded and are generally classified within level 1 of the valuation hierarchy. If quoted exchange prices are not available for the specific security, other independent pricing or broker quotes are consulted for valuation purposes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided from independent pricing services. Common and preferred stock that do not have quoted exchange prices are generally classified within level 2 of the valuation hierarchy.
Common/collective trust funds
These investments are public investment vehicles valued based on the calculated NAV of the fund. Where the funds produce a daily NAV that is validated by a sufficient level of observable activity (purchases and sales at NAV), the NAV is used to value the fund investment and it is classified in level 1 of the valuation hierarchy. Where adjustments to the NAV are required, for example, with respect to interests in funds subject to restrictions on redemption (such as withdrawal limitations) and/or observable activity for the fund investment is limited, investments are classified within level 2 of the valuation hierarchy.
Limited partnerships
Limited partnerships include investments in hedge funds, private equity funds and real estate funds. Hedge funds are valued based on quoted NAV and are classified within level 2 or 3 of the valuation hierarchy depending on the level of liquidity and activity in the markets for each investment. Certain of these hedge fund investments are subject to restrictions on redemption (such as initial lock-up periods, withdrawal limitations and illiquid assets) and are therefore classified within level 3 of the valuation hierarchy. The valuation of private equity investments and real estate funds require significant management judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets and therefore, they are generally classified within level 3 of the valuation hierarchy. Unfunded commitments to purchase limited partnership investments for the Plans were $1.1 billion and $1.3 billion for 2010 and 2009, respectively.
Corporate debt securities and U.S. federal, state, local and non-government debt securities
The Firm estimates the value of debt instruments using a combination of observed transaction prices, independent pricing services and relevant broker quotes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided from independent pricing services. The Firm may also use pricing models or discounted cash flows. Such securities are generally classified within level 2 of the valuation hierarchy.
Mortgage-backed securities
MBS include both U.S. government agency and U.S. government-sponsored enterprise (collectively, “U.S. government agencies”) securities, and nonagency pass-through securities. U.S. government agency securities are valued based on quoted prices in active markets and are therefore classified in level 1 of the valuation hierarchy. Nonagency securities are primarily “AAA” rated residential and commercial MBS valued using a combination of observed transaction prices, independent pricing services and relevant broker quotes. Consideration is given to the nature of the quotes and the relationships of recently evidenced market activity to the prices provided from independent pricing services. Such securities are generally classified within level 2 of the valuation hierarchy.

Derivative receivables and derivative payables
In the normal course of business, foreign exchange, credit, interest rate and equity derivative contracts are used to minimize fluctuations in the value of plan assets caused by exposure to credit or market risks. These instruments may also be used in lieu of investing in cash instruments. Exchange traded derivatives valued using quoted prices are classified within level 1 of the valuation hierarchy. However, a majority of the derivative instruments are valued using internally developed models that use as their basis readily observable market parameters and are therefore classified within level 2 of the valuation hierarchy.
Other
Other consists of exchange traded funds (“ETFs”), mutual fund investments, and participating and non-participating annuity contracts (“Annuity Contracts”). ETFs are valued at the closing price reported on the major market on which the individual securities are traded and are generally classified within level 1 of the valuation hierarchy. Mutual fund investments are valued using NAV. Those fund investments with a daily NAV that are validated by a sufficient level of observable activity (purchases and sales at NAV) are classified in level 1 of the valuation hierarchy. Where adjustments to the NAV are required, for example, for fund investments subject to restrictions on redemption (such as lock-up periods or withdrawal limitations), and/or observable activity for the fund investment is limited, the mutual fund investments are classified in level 2 or 3 of the valuation hierarchy. Annuity Contracts are valued at the amount by which the fair value of the assets held in the separate account exceeds the actuarially determined guaranteed benefit obligation covered under the Annuity Contracts. Annuity Contracts lack market mechanisms for transferring each individual policy and generally include restrictions on the timing of surrender; therefore, these investments are classified within level 3 of the valuation hierarchy.
Pension and OPEB plan assets and liabilities measured at fair value

	U.S. defined benefit pension plans					Non-U.S. defined benefit pension plans
December 31, 2010				Total					Total
(in millions)	Level 1	Level 2	Level 3	fair value		Level 1	Level 2	Level 3	fair value

Cash and cash equivalents	$—	$—	$—	$—		$81	$—	$—	$81
Equity securities:
Capital equipment	748	9	—	757		68	13	—	81
Consumer goods	712	—	—	712		75	21	—	96
Banks and finance companies	414	1	—	415		113	9	—	122
Business services	444	—	—	444		53	10	—	63
Energy	195	—	—	195		59	6	—	65
Materials	205	—	—	205		50	13	—	63
Real Estate	21	—	—	21		1	—	—	1
Other	857	6	—	863		194	16	—	210

Total equity securities	3,596	16	—	3,612		613	88	—	701

Common/collective trust funds(a)	1,195	756	—	1,951		46	180	—	226
Limited partnerships:
Hedge funds	—	959	1,102	2,061		—	—	—	—
Private equity funds	—	—	1,232	1,232		—	—	—	—
Real estate	—	—	304	304		—	—	—	—

Total limited partnerships	—	959	2,638	3,597		—	—	—	—

Corporate debt securities(b)	—	424	1	425		—	718	—	718
U.S. federal, state, local and non-U.S. government debt securities	—	453	—	453		—	864	—	864
Mortgage-backed securities(c)	188	55	—	243		1	—	—	1
Derivative receivables(d)	2	194	—	196		—	3	—	3
Other	218	58	387	663		18	51	—	69

Total assets measured at fair value(e)(f)	$5,199	$2,915	$3,026	$11,140		$759	$1,904	$—	$2,663

Derivative payables	—	(177)	—	(177)		—	(25)	—	(25)

Total liabilities measured at fair value	$—	$(177)	$—	$(177	)(g)	$—	$(25)	$—	$(25)

	U.S. defined benefit pension plans					Non-U.S. defined benefit pension plans
December 31, 2009				Total					Total
(in millions)	Level 1	Level 2	Level 3	fair value		Level 1	Level 2	Level 3	fair value

Cash and cash equivalents	$71	$—	$—	$71		$27	$—	$—	$27
Equity securities:
Capital equipment	608	13	—	621		49	16	—	65
Consumer goods	554	—	—	554		64	18	—	82
Banks and finance companies	324	—	—	324		90	12	—	102
Business services	322	—	—	322		39	13	—	52
Energy	188	—	—	188		45	13	—	58
Materials	186	—	—	186		35	3	—	38
Real estate	19	—	—	19		—	—	—	—
Other	571	1	—	572		171	—	—	171

Total equity securities	2,772	14	—	2,786		493	75	—	568

Common/collective trust funds(a)	1,868	610	—	2,478		23	185	—	208
Limited partnerships:
Hedge funds	—	912	627	1,539		—	—	—	—
Private equity funds	—	—	874	874		—	—	—	—
Real estate	—	—	196	196		—	—	—	—

Total limited partnerships	—	912	1,697	2,609		—	—	—	—

Corporate debt securities(b)	—	941	—	941		—	685	—	685
U.S. federal, state, local and non-U.S. government debt securities	—	406	—	406		—	841	—	841
Mortgage-backed securities(c)	169	54	—	223		—	—	—	—
Derivative receivables(d)	—	90	—	90		—	5	—	5
Other	348	115	334	797		18	89	13	120

Total assets measured at fair value(e)(f)	$5,228	$3,142	$2,031	$10,401		$561	$1,880	$13	$2,454

Derivative payables	—	(76)	—	(76)		—	(30)	—	(30)

Total liabilities measured at fair value	$—	$(76)	$—	$(76	)(g)	$—	$(30)	$—	$(30)

(a)	At December 31, 2010 and 2009, common/collective trust funds generally include commingled funds that primarily included 22% and 39%, respectively, of short-term investment funds; 21% and 24%, respectively, of equity (index) investments; and 16% and 15%, respectively, of international investments.

(b)	Corporate debt securities include debt securities of U.S. and non-U.S. corporations.

(c)	At December 31, 2010 and 2009, mortgage-backed securities were generally invested 77% and 72%, respectively, in debt securities issued by U.S. government agencies.

(d)	At December 31, 2010 and 2009, derivative receivables primarily included 89% and 80%, respectively, of foreign exchange contracts; and 11% and 16%, respectively, of equity warrants.

(e)	At December 31, 2010 and 2009, the fair value of investments valued at NAV were $4.1 billion and $4.2 billion, respectively, which were classified within the valuation hierarchy as follows: $1.3 billion and $2.0 billion in level 1, $1.7 billion and $1.6 billion in level 2 and $1.1 billion and $600 million in level 3.

(f)	At December 31, 2010 and 2009, excluded U.S. defined benefit pension plan receivables for investments sold and dividends and interest receivables of $52 million and $82 million, respectively; and excluded non-U.S. defined benefit pension plan receivables for dividends and interest receivables of $9 million and $8 million, respectively.

(g)	At December 31, 2010 and 2009, excluded $149 million and $177 million, respectively, of U.S. defined benefit pension plan payables for investments purchased; and $38 million and $12 million, respectively, of other liabilities.
At December 31, 2010 and 2009, the Firm’s OPEB plan was partially funded with COLI policies of $1.4 billion and $1.3 billion, respectively, which were classified in level 3 of the valuation hierarchy.

Changes in level 3 fair value measurements using significant unobservable inputs

Year ended		Total realized/			Fair value,
December 31, 2010	Fair value,	unrealized	Purchases, sales	Transfers in and/or	December 31,
(in millions)	January 1, 2010	gains/(losses)(a)	and settlements, net	out of level 3	2010

U.S. defined benefit pension plans
Limited partnerships:
Hedge funds	$627	$8	$388	$79	$1,102
Private equity funds	874	111	235	12	1,232
Real estate	196	19	89	—	304

Total limited partnerships	$1,697	$138	$712	$91	$2,638

Corporate debt securities	—	—	—	1	1
Other	334	53	—	—	387

Total U.S. plans	$2,031	$191	$712	$92	$3,026

Non-U.S. defined benefit pension plans
Other	$13	$(1)	$(12)	$—	$—

Total non-U.S. plans	$13	$(1)	$(12)	$—	$—

OPEB plans
COLI	$1,269	$137	$(25)	$—	$1,381

Total OPEB plans	$1,269	$137	$(25)	$—	$1,381

Year ended		Total realized/			Fair value,
December 31, 2009	Fair value,	unrealized	Purchases, sales	Transfers in and/or	December 31,
(in millions)	January 1, 2009	gains/(losses)(a)	and settlements, net	out of level 3	2009

U.S. defined benefit pension plans
Limited partnerships:
Hedge funds	$524	$112	$(9)	$—	$627
Private equity funds	810	(1)	80	(15)	874
Real estate	203	(107)	100	—	196

Total limited partnerships	$1,537	$4	$171	$(15)	$1,697

Corporate debt securities	—	—	—	—	—
Other	315	19	—	—	334

Total U.S. plans	$1,852	$23	$171	$(15)	$2,031

Non-U.S. defined benefit pension plans
Other	$14	$(1)	$—	$—	$13

Total non-U.S. plans	$14	$(1)	$—	$—	$13

OPEB plans
COLI	$1,126	$172	$(29)	$—	$1,269

Total OPEB plans	$1,126	$172	$(29)	$—	$1,269

(a)	For the years ended December 31, 2010, and 2009, respectively, total realized (unrealized) gains/(losses) are the changes in unrealized gains or losses relating to assets held at December 31, 2010 and 2009, respectively.

Estimated future benefit payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service, for the years indicated. The OPEB medical and life insurance payments are net of expected retiree contributions.

	U.S.	Non-U.S.
Year ended December 31,	defined benefit	defined benefit	OPEB before	Medicare
(in millions)	pension plans	pension plans	Medicare Part D subsidy	Part D subsidy

2011	$1,001	$84	$99	$10
2012	1,011	92	97	11
2013	587	98	95	12
2014	593	102	94	13
2015	592	111	92	14
Years 2016—2020	3,013	640	418	78